Related Party Transactions: Schedule of Related Party Transactions (Details) - Successor - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
ShortTermAdvanceMember
Related Party Costs	$ 268,754	$ 100,000
FundingAgreementMember
Related Party Costs		180,000
ShortTermPromissoryNoteMember
Related Party Costs	150,000	150,000
PromissoryNote111516Member
Related Party Costs	895	895
PromissoryNote31517Member
Related Party Costs	$ 275,000	$ 375,000